UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03750

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 29, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2019 to Feb. 29, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratio	Expenses Paid During Period 9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,047.00	0.81%	$4.12
Class C	1,000.00	1,043.20	1.56%	7.92
Institutional Class	1,000.00	1,048.10	0.56%	2.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.84	0.81%	$4.07
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82
Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratio	Expenses Paid During Period 9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,035.00	0.65%	$3.29
Class C	1,000.00	1,031.50	1.50%	7.58
Institutional Class	1,000.00	1,035.50	0.50%	2.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.63	0.65%	$3.27
Class C	1,000.00	1,017.40	1.50%	7.52
Institutional Class	1,000.00	1,022.38	0.50%	2.51

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratio	Expenses Paid During Period 9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,056.00	0.85%	$4.35
Class C	1,000.00	1,052.80	1.60%	8.17
Institutional Class	1,000.00	1,057.80	0.60%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	105.16%
Corporate Revenue Bonds	18.62%
Education Revenue Bonds	7.96%
Electric Revenue Bonds	5.21%
Healthcare Revenue Bonds	13.64%
Lease Revenue Bonds	3.31%
Local General Obligation Bonds	8.46%
Pre-Refunded/Escrowed to Maturity Bonds	6.15%
Special Tax Revenue Bonds	10.53%
State General Obligation Bonds	14.16%
Transportation Revenue Bonds	15.25%
Water & Sewer Revenue Bonds	1.87%
Total Value of Securities	105.16%
Liabilities Net of Receivables and Other Assets	(5.16%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.76%
Arizona	4.43%
California	11.78%
Colorado	4.08%
Connecticut	1.37%
District of Columbia	0.59%
Florida	4.38%
Georgia	0.80%
Illinois	8.82%
Indiana	1.13%
Kansas	0.22%
Louisiana	0.36%
Maryland	2.64%
Massachusetts	1.61%
Michigan	0.21%
Minnesota	1.24%
Missouri	0.91%
Nebraska	1.02%
New Jersey	3.39%
New York	9.81%
North Carolina	3.51%

State / territory	Percentage of net assets
Ohio	7.73%
Oklahoma	2.26%
Oregon	0.11%
Pennsylvania	4.92%
Puerto Rico	7.09%
Texas	13.71%
Utah	0.63%
Virginia	2.32%
Washington	0.57%
Wisconsin	0.76%
Total Value of Securities	105.16%

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.83%
Corporate Revenue Bonds	14.55%
Education Revenue Bonds	5.74%
Electric Revenue Bonds	3.02%
Healthcare Revenue Bonds	9.94%
Lease Revenue Bonds	4.79%
Local General Obligation Bonds	7.21%
Pre-Refunded/Escrowed to Maturity Bonds	6.46%
Special Tax Revenue Bonds	13.05%
State General Obligation Bonds	15.98%
Transportation Revenue Bonds	14.45%
Water & Sewer Revenue Bonds	3.64%
Short-Term Investments	1.29%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.49%
Arizona	8.57%
California	14.98%
Colorado	1.34%
Connecticut	1.39%
Delaware	0.06%
District of Columbia	0.31%
Florida	3.57%
Georgia	1.11%
Hawaii	0.64%
Idaho	0.49%
Illinois	8.08%
Iowa	0.09%
Kansas	0.27%
Kentucky	0.99%
Louisiana	2.69%
Maryland	1.42%
Massachusetts	2.07%
Michigan	0.79%
Minnesota	0.15%

State / territory	Percentage of net assets
Mississippi	1.22%
Missouri	0.28%
Montana	0.09%
New Jersey	4.28%
New York	15.41%
North Carolina	0.72%
Ohio	1.87%
Oklahoma	0.58%
Oregon	1.56%
Pennsylvania	5.47%
Puerto Rico	2.86%
South Carolina	0.26%
Tennessee	0.76%
Texas	8.90%
Utah	0.46%
Virginia	2.36%
Washington	1.24%
Wisconsin	1.30%
Total Value of Securities	100.12%

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	104.35%
Corporate Revenue Bonds	25.31%
Education Revenue Bonds	16.77%
Electric Revenue Bonds	2.50%
Healthcare Revenue Bonds	24.20%
Housing Revenue Bonds	0.45%
Lease Revenue Bonds	4.28%
Local General Obligation Bonds	2.93%
Pre-Refunded/Escrowed to Maturity Bonds	4.12%
Resource Recovery Revenue Bonds	0.96%
Special Tax Revenue Bonds	9.71%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	2.77%
Water & Sewer Revenue Bonds	2.53%
Total Value of Securities	104.35%
Liabilities Net of Receivables and Other Assets	(4.35%)
Total Net Assets	100.00%

*As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	3.57%
Arizona	5.40%
Arkansas	0.56%
California	13.22%
Colorado	2.17%
Delaware	0.09%
District of Columbia	0.62%
Florida	4.17%
Georgia	0.49%
Hawaii	0.49%
Idaho	0.49%
Illinois	7.97%
Indiana	1.62%
Iowa	0.44%
Kansas	0.33%
Kentucky	0.99%
Louisiana	1.27%
Maine	0.11%
Maryland	1.01%

State / territory	Percentage of net assets
Massachusetts	0.40%
Michigan	0.46%
Minnesota	2.03%
Missouri	1.63%
Montana	0.09%
Nevada	0.64%
New Hampshire	0.39%
New Jersey	3.61%
New York	4.17%
North Carolina	2.43%
Ohio	12.28%
Oklahoma	0.35%
Oregon	0.34%
Pennsylvania	4.43%
Puerto Rico	10.96%
South Carolina	0.36%
Tennessee	0.54%
Texas	6.92%
Utah	0.30%
Vermont	0.07%
Virginia	3.10%
Washington	1.00%
West Virginia	0.17%
Wisconsin	2.60%
Wyoming	0.07%
Total Value of Securities	104.35%

Schedules of investments
Delaware Tax-Free USA Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 105.16%

Corporate Revenue Bonds – 18.62%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	13,475,000	$13,491,709
(Senior Capital Appreciation) Series B-3 6.153% 6/1/57 ^	25,000,000	3,519,500
(Senior)
Series A-2 3.00% 6/1/48	12,000,000	12,287,280
Series A-2 4.00% 6/1/48	8,500,000	9,753,070
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,699,056
Series A 5.00% 9/1/35	2,160,000	3,009,074
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 1.536% 6/1/60 ^	57,695,000	1,693,925
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT)#●	3,245,000	3,353,188
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	9,410,000	1,809,167
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	5,000,000	6,062,900
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT)#	3,030,000	3,134,020
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.967% 6/1/57 #^	105,485,000	5,213,069
Series F 144A 1.453% 6/1/57 #^	48,985,000	1,788,932
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	6,045,072
Series A 5.00% 9/1/46	2,500,000	3,787,050
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,890,000	2,467,055
Series B 6.50% 11/1/39	5,000,000	8,423,700
Series C 6.50% 11/1/39	1,500,000	2,527,110
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,583,154

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	$990,517
New York Transportation Development Corporation Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project) Series 2018 4.00% 1/1/36 (AMT)	910,000	1,034,843
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	5,000,000	8,140,900
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	1,600,000	2,292,608
San Diego, Southern California Tobacco Securitization Authority
(Capital Appreciation-2nd Subordinate Lien) Series C 0.558% 6/1/46 ^	10,570,000	1,858,523
(Capital Appreciation-3rd Subordinate Lien) Series D 0.307% 6/1/46 ^	1,740,000	273,511
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,165,215
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,113,554
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.419% 6/1/47 ^	31,035,000	5,772,510
Series D 2.545% 6/1/47 ^	22,300,000	3,811,962

		122,102,174

Education Revenue Bonds – 7.96%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,385,000	1,632,486
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,225,250
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,200,670
(Stanford University) Series V-1 5.00% 5/1/49	7,325,000	12,476,379
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	882,133
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,229,680
City of Columbia Heights, Minnesota Charter School Lease Revenue
(Prodeo Academy Project) Series A 5.00% 7/1/49	1,000,000	1,072,330

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	$2,164,817
Series A 5.00% 2/15/50	540,000	627,118
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,502,975
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,032,370
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	681,613
144A 5.00% 6/15/52 #	560,000	582,126
University of California
Series AZ 5.25% 5/15/58	2,860,000	3,668,179
University of Michigan
Series A 5.00% 4/1/30	1,000,000	1,344,750
University of Texas System Board of Regents
Series B 5.00% 8/15/49	10,000,000	16,869,900

		52,192,776

Electric Revenue Bonds – 5.21%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,926,225
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,970,378
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/56	2,600,000	3,132,610
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,135,000	2,504,081
Series A 5.05% 7/1/42 ‡	130,000	103,837
Series A 6.75% 7/1/36 ‡	500,000	409,375
Series AAA 5.25% 7/1/25 ‡	75,000	60,094
Series CCC 5.25% 7/1/27 ‡	485,000	388,606
Series WW 5.00% 7/1/28 ‡	400,000	319,500
Series XX 4.75% 7/1/26 ‡	265,000	210,344
Series XX 5.25% 7/1/40 ‡	3,370,000	2,700,213
Series XX 5.75% 7/1/36 ‡	940,000	757,875
Series ZZ 4.75% 7/1/27 ‡	210,000	166,687

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	105,000	$84,131
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,534,628
(Salt River Project Electric System)
Series A 5.00% 1/1/30	6,000,000	7,813,380
Series A 5.00% 1/1/39	4,000,000	5,091,800

		34,173,764

Healthcare Revenue Bonds – 13.64%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,145,950
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,800,000	2,040,318
Series A 5.00% 4/1/47	1,800,000	2,206,854
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	2,500,000	2,450,975
(Senior Living, LLC Project Second Tier) Series B 5.00% 1/1/47	2,500,000	2,051,050
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	1,070,000	1,243,640
(Second Tier - Great Lakes Senior Living Communities LLC Project)
Series B 5.00% 1/1/49	400,000	455,708
Series B 5.125% 1/1/54	470,000	538,253
Brookhaven Development Authority Revenue, Georgia
(Children’s Healthcare of Atlanta) Series A 4.00% 7/1/49	1,810,000	2,122,080
California Health Facilities Financing Authority Revenue
(Kaiser Permanente)
Series A-2 4.00% 11/1/44	2,000,000	2,339,920
Series A-2 5.00% 11/1/47	2,105,000	3,473,524
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,264,840
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	3,111,918
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	3,000,000	3,550,620
(American Baptist) 8.00% 8/1/43	2,040,000	2,327,864

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,100,000	$2,273,229
(CommonSpirit Health)
Series A-1 4.00% 8/1/44	1,000,000	1,154,530
Series A-2 4.00% 8/1/49	2,000,000	2,293,580
Series A-2 5.00% 8/1/44	1,750,000	2,178,750
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,119,087
Cuyahoga County, Ohio
(The Metro Health System) 5.25% 2/15/47	2,235,000	2,661,147
5.50% 2/15/57	3,000,000	3,599,580
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,292,823
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,437,280
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Thomas Jefferson University Project) 5.00% 9/1/51	2,000,000	2,500,920
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,713,120
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,486,317
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	485,988
144A 5.00% 12/1/35 #	1,200,000	1,453,512
144A 5.00% 12/1/37 #	800,000	963,368
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	3,104,310
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL)^	775,000	748,045
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	136,508
Series A 7.50% 6/1/49	610,000	692,155

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,785,000	$1,849,742
Series A 144A 6.75% 12/1/53 #	3,115,000	3,237,451
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 4.00% 8/15/49	7,000,000	8,219,330
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,581,734
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	2,000,000	2,112,180
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	1,000,000	1,220,080
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,063,930
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	690,000	817,188
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/44	3,000,000	3,735,000

		89,454,398

Lease Revenue Bonds – 3.31%
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 7/1/39 #	1,000,000	1,237,080
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	2,425,000	2,746,749
Series A 5.00% 6/15/50	1,850,000	2,270,301
Series A 5.00% 6/15/57	1,620,000	1,911,487
New Jersey Economic Development Authority
(State Government Buildings Project) Series A 5.00% 6/15/47	2,250,000	2,688,863
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,432,200

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	$2,356,442
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	3,021,251

		21,664,373

Local General Obligation Bonds – 8.46%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,291,670
Series A 5.50% 1/1/49	1,530,000	1,909,394
Series A 6.00% 1/1/38	595,000	749,932
Chicago, Illinois Board of Education 5.00% 4/1/42	1,060,000	1,237,688
5.00% 4/1/46	1,085,000	1,259,696
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,083,800
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,506,274
Series A 5.00% 9/1/25	8,000,000	9,828,000
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	6,264,250
Series F-1 5.00% 4/1/45	5,355,000	6,711,207
Subseries D-1 4.00% 12/1/42	1,700,000	2,014,959
Subseries D-1 5.00% 10/1/36	6,500,000	6,919,575
Wake County, North Carolina
Series A 5.00% 3/1/27	3,650,000	4,691,126

		55,467,571

Pre-Refunded/Escrowed to Maturity Bonds – 6.15%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,362,299
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,379,558
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28-21§	6,000,000	6,387,060
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,337,650
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	2,000,000	2,024,240

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	$14,811,892
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,539,045
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23§	2,000,000	2,447,360

		40,289,104

Special Tax Revenue Bonds – 10.53%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,809,504
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,000,000	2,134,660
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/50 #	725,000	828,066
Massachusetts Bay Transportation Authority
Series A 5.00% 7/1/31	2,500,000	3,501,575
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	3,048,625
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,155,200
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,890,334
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,009,860
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,562,679
Series D-1 5.00% 2/1/26	3,000,000	3,114,960
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	10,000,000	11,357,900
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,155,000	2,634,789
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,456,000	1,641,888
Series A-1 4.75% 7/1/53	15,581,000	17,639,562

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.00% 7/1/58	6,327,000	$7,256,246
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,428,237

		69,014,085

State General Obligation Bonds – 14.16%
California State
5.25% 11/1/40	3,795,000	3,907,104
Various Purposes
5.00% 8/1/27	2,500,000	3,156,300
5.00% 3/1/30	5,000,000	6,006,450
5.00% 4/1/32	1,400,000	2,015,118
5.00% 10/1/47	2,145,000	2,616,128
Commonwealth of Massachusetts
Series A 5.25% 1/1/33	3,000,000	4,018,290
Commonwealth of Pennsylvania 5.00% 9/15/26	2,500,000	3,140,325
Commonwealth of Puerto Rico
Series A 5.25% 7/1/31 ‡	785,000	652,531
Series A 6.00% 7/1/38 ‡	880,000	739,200
Series A 8.00% 7/1/35 ‡	3,905,000	2,860,413
(Public Improvement)
Series A 5.00% 7/1/41 ‡	1,880,000	1,424,100
Series A 5.125% 7/1/37 ‡	2,670,000	2,072,587
Series A 5.25% 7/1/30 ‡	3,700,000	3,075,625
Series A 5.50% 7/1/39 ‡	1,785,000	1,412,381
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,926,638
Series E 5.00% 9/15/35	2,500,000	3,186,525
Series E 5.00% 9/15/37	2,250,000	2,853,450
Florida State
(Department of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	3,008,625
Series A 4.00% 7/1/34	3,660,000	4,389,877
Illinois State
5.00% 1/1/29	5,405,000	6,433,842
5.00% 5/1/36	480,000	543,144
5.00% 11/1/36	1,780,000	2,129,183

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 2/1/39	830,000	$929,500
Series A 5.00% 4/1/38	785,000	862,684
Series C 5.00% 11/1/29	3,050,000	3,760,497
(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,320,000	9,614,093
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,239,600
Series A 5.00% 3/15/28	5,000,000	6,586,850
Texas State
(Transportation Commission Mobility) Series A 5.00% 10/1/33	1,755,000	2,241,100

		92,802,160

Transportation Revenue Bonds – 15.25%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	10,000,000	11,646,300
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,308,581
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,773,525
Series D 5.25% 1/1/42	2,000,000	2,482,900
Dallas, Texas Love Field 5.00% 11/1/35 (AMT)	1,000,000	1,212,200
5.00% 11/1/36 (AMT)	1,000,000	1,210,110
Grand Parkway, Texas Transportation Revenue
(Grand Parkway System-First Tier Toll) Series C 4.00% 10/1/49	5,000,000	5,926,650
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,829,100
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	3,280,000	3,844,849
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,853,650
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,910,050
Series A 5.00% 1/1/43	7,000,000	8,749,090
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	4,914,788
Series 8 6.50% 12/1/28	5,500,000	5,744,475

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	$4,134,905
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	537,417
Series B 5.00% 1/1/42 (AMT)	450,000	536,778
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,225,916
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	5,822,271
7.50% 6/30/33	1,560,000	1,593,446
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,490,000	2,920,421
7.00% 12/31/38 (AMT)	1,830,000	2,168,660
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	10,000,000	12,216,600
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,447,176

		100,009,858

Water & Sewer Revenue Bonds – 1.87%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,681,600
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,416,040
Texas Water Development Board State Water Implementation Fund
(Master Trust) Series A 4.00% 10/15/44	6,000,000	7,166,700

		12,264,340

Total Municipal Bonds (cost $624,238,211)		689,434,603

Total Value of Securities – 105.16% (cost $624,238,211)		$689,434,603

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $39,854,296, which represents 6.08% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.83%
Corporate Revenue Bonds – 14.55%
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	$1,890,291
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 4.00% 6/1/37	420,000	502,156
Series A-2 4.00% 6/1/38	420,000	500,434
Series A-2 4.00% 6/1/39	420,000	498,716
Series A-2 5.00% 6/1/32	1,270,000	1,704,785
Series A-2 5.00% 6/1/33	850,000	1,132,361
Series A-2 5.00% 6/1/34	420,000	555,790
Series A-2 5.00% 6/1/35	850,000	1,120,105
Series A-2 5.00% 6/1/36	850,000	1,115,123
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT)•	3,000,000	3,156,570
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,514,280
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,315,688
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT)#•	1,710,000	1,767,011
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	1,053,915
(Capital Appreciation Asset-Backed) Series B 1.548% 6/1/47 ^	5,885,000	1,131,450
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,404,220
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1 4.00% 12/1/49 •	5,000,000	5,688,500
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,663,318
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	3,000,000	3,029,220
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	826,880
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,871,319

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	$2,192,060
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	3,105,000	3,659,708
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,923,664
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,713,580
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	5,218,290
5.00% 12/1/37	2,500,000	3,582,200
5.25% 12/1/24	3,050,000	3,580,639
TSASC, New York
Series A 5.00% 6/1/30	475,000	581,395
Series A 5.00% 6/1/31	475,000	579,101
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)•	975,000	1,119,251
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 2.419% 6/1/47 ^	29,400,000	5,468,400
Wisconsin Public Finance Authority Exempt Facilities Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,238,087

		83,298,507

Education Revenue Bonds – 5.74%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	1,696,233
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,356,860
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,703,260
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,576,480
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,581,140

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Rocky Mountain Classical Academy Project)
144A 5.00% 10/1/29 #	425,000	$490,760
144A 5.00% 10/1/39 #	425,000	483,765
144A 5.00% 10/1/49 #	990,000	1,114,007
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	487,176
Series A 5.00% 2/15/31	365,000	439,445
Series A 5.00% 2/15/37	430,000	509,262
Kent County, Delaware
(Delaware State University Project) Series A 5.00% 7/1/40	310,000	358,574
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	615,831
Series A 5.00% 4/1/31	1,090,000	1,287,933
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,128,304
New York State Dormitory Authority Revenue
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,536,318
Pennsylvania Higher Educational Facilities Authority Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	325,020
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	437,805
Series A 5.00% 7/1/32	235,000	291,635
Pima County, Arizona Industrial Development Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	775,269
144A 5.00% 6/15/52 #	640,000	665,286
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,466,199

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Education Revenue Bonds (continued)
Texas A&M University Revenue Financing System
Series E 5.00% 5/15/26	2,500,000	$3,131,750
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,380,431

		32,838,743

Electric Revenue Bonds – 3.02%
Long Island, New York Power Authority
5.00% 9/1/33	250,000	315,090
5.00% 9/1/35	1,000,000	1,255,250
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A 4.00% 1/1/44 (AGM)	2,250,000	2,580,390
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,843,380
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,802,280
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,511,150

		17,307,540

Healthcare Revenue Bonds – 9.94%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	965,000	853,398
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,908,250
California Health Facilities Financing Authority
(Kaiser Permanente) Series A-1 5.00% 11/1/27	4,100,000	5,410,565
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	314,733
Series A 144A 5.00% 12/1/41 #	1,685,000	1,940,631
Series A 5.25% 12/1/34	2,790,000	3,256,349
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/35	1,630,000	1,668,175
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	587,470
Series A 4.00% 8/1/38	1,500,000	1,756,710
Series A 5.00% 8/1/37	1,105,000	1,399,383
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,187,750

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Escambia County, Florida Health Facilities Authority
(Baptist Health Care Corporation Obligated Group) Series A 4.00% 8/15/45	3,080,000	$3,556,476
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	537,995
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	484,986
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	511,302
5.00% 7/1/32	440,000	507,492
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,998,717
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,721,290
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,500,000	1,657,050
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,471,840
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,701,153
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,225,890
144A 5.00% 12/1/32 #	1,100,000	1,344,277
144A 5.00% 12/1/33 #	1,000,000	1,218,350
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	2,210,453
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	2,229,020
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A 5.00% 5/15/29 #	500,000	576,005
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,630,000	2,768,680
Series B-1 4.25% 11/15/26	1,000,000	1,014,010

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(St.Camillus Health System) Series A 5.00% 11/1/39	815,000	$917,918

		56,936,318

Lease Revenue Bonds – 4.79%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	330,000	361,178
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,602,640
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,380,000	2,617,143
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,706,494
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,161,210
Series A 4.00% 11/1/39	1,000,000	1,157,430
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,275,900
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,898,024
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	1,000,000	1,149,330
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	981,173
Series 1 5.00% 1/15/29	3,100,000	4,046,554
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23 (AMT)#	1,430,000	1,479,464

		27,436,540

Local General Obligation Bonds – 7.21%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,384,937
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	726,074
Series A 5.50% 1/1/35	1,980,000	2,539,825
Series C 5.00% 1/1/26	1,280,000	1,510,912

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	$978,656
5.00% 4/1/36	320,000	378,723
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,663,150
Series C 5.00% 12/1/34	2,160,000	2,641,313
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,322,840
New York City, New York
Series B-1 4.00% 10/1/41	500,000	583,930
Series E 5.00% 8/1/23	3,685,000	4,207,275
Subseries D-1 4.00% 12/1/42	4,300,000	5,096,661
Subseries D-1 5.00% 10/1/30	4,000,000	4,263,560
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,893,440
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,112,768

		41,304,064

Pre-Refunded/Escrowed to Maturity Bonds – 6.46%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	18,051
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,141,679
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.375% 6/1/25-20§	2,535,000	2,563,417
New York State
Series A 5.00% 2/15/28-21§	5,000,000	5,206,150
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23-21§	4,000,000	4,196,600
Oregon State
Series L 5.00% 5/1/26-21§	6,000,000	6,292,740
Pennsylvania Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,237,366
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25-21§	570,000	598,973

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Francisco, California City & County Public Utilities Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	5,000,000	$5,365,650
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,679,859
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,664,505

		36,964,990

Special Tax Revenue Bonds – 13.05%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) 144A 5.00% 5/1/28 #	750,000	925,747
144A 5.00% 5/1/33 #	650,000	791,908
Baltimore, Maryland
(Senior Lien-Harbor Point Project)
Series A 144A 3.25% 6/1/31 #	95,000	100,130
Series A 144A 3.30% 6/1/32 #	105,000	111,078
Series A 144A 3.35% 6/1/33 #	110,000	116,778
Series A 144A 3.40% 6/1/34 #	115,000	122,637
Series A 144A 3.45% 6/1/35 #	130,000	139,087
Series A 144A 3.50% 6/1/39 #	270,000	283,046
Celebration Pointe, Florida Community Development
District 4.75% 5/1/24	485,000	519,323
5.00% 5/1/34	880,000	943,703
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,358,914
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,429,576
Series A 5.25% 1/1/23	5,375,000	5,391,286
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	2,548,624
Franklin County Convention Facilities Authority
(Greater Columbus Convention Center Hotel Expansion Project)
5.00% 12/1/33	245,000	310,413
5.00% 12/1/34	210,000	265,543
5.00% 12/1/35	250,000	315,388
5.00% 12/1/36	285,000	358,690
5.00% 12/1/37	270,000	338,615

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Franklin County Convention Facilities Authority
(Greater Columbus Convention Center Hotel Expansion Project)
5.00% 12/1/38	345,000	$431,498
5.00% 12/1/39	300,000	374,316
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,117,409
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	451,076
Series B 144A 5.00% 2/1/40 #	200,000	231,486
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,058,201
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,993,849
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,893,570
5.00% 6/15/23	1,250,000	1,350,138
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,830,528
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,305,924
Subseries C 5.00% 11/1/27	4,150,000	4,863,302
Subseries E-1 5.00% 2/1/26	4,020,000	4,342,082
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,234,866
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,782,935
Series A-2 4.329% 7/1/40	8,636,000	9,598,050
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	905,000	905,796
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,425,000	1,567,187

		74,702,699

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 15.98%
California State
5.00% 8/1/26	3,120,000	$3,936,910
5.00% 9/1/30	1,715,000	2,156,492
Series C 5.00% 9/1/30	5,985,000	7,309,241
(Various Purposes)
5.00% 8/1/28	3,000,000	3,987,930
5.00% 4/1/32	1,410,000	2,029,512
5.00% 9/1/32	4,100,000	5,147,058
5.25% 9/1/28	7,750,000	8,261,423
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,850,350
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,140,325
5.00% 7/15/28	3,870,000	5,094,855
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,574,771
Georgia State
Series A 5.00% 7/1/26	3,000,000	3,780,540
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,641,980
Illinois State
4.00% 2/1/24	1,220,000	1,345,587
5.00% 1/1/29	2,000,000	2,380,700
5.00% 3/1/36	960,000	1,024,493
5.00% 11/1/36	1,965,000	2,350,474
Series B 4.00% 11/1/34	4,330,000	5,071,946
Series C 5.00% 11/1/29	3,400,000	4,192,030
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,636,120
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29	3,000,000	3,500,250
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,574,230
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,531,570

		91,518,787

Transportation Revenue Bonds – 14.45%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,184,730
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	5,000,000	5,823,150

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	$2,171,776
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,182,740
Series B 5.00% 1/1/33	1,520,000	1,797,765
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,208,850
Series B 5.00% 1/1/37	3,000,000	3,842,190
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,157,074
Hillsborough County, Florida Port District (Tampa Port Authority Project) Series B
5.00% 6/1/28 (AMT)	375,000	480,263
Houston, Texas Airports Commission Revenue
Series B 5.00% 7/1/25	1,000,000	1,056,320
Series B 5.00% 7/1/26	3,000,000	3,168,120
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,334,694
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project)
Series B 4.00% 10/1/37	1,500,000	1,801,710
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,213,828
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,388,273
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,382,357
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,587,278
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,214,696
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien Airport) Series A 5.00% 7/1/33	3,355,000	4,027,174
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	3,049,200
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,668,935
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	630,675
Series B 5.00% 7/1/32	600,000	755,532
Series B 5.00% 7/1/33	1,000,000	1,256,780

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	$1,503,373
South Jersey Port, New Jersey (Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	261,560
Series B 5.00% 1/1/33 (AMT)	315,000	382,687
Series B 5.00% 1/1/34 (AMT)	430,000	521,758
Series B 5.00% 1/1/35 (AMT)	430,000	520,919
Series B 5.00% 1/1/36 (AMT)	430,000	519,892
Series B 5.00% 1/1/37 (AMT)	430,000	518,872
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,702,720
(NTE Mobility Partners) 7.00% 12/31/38 (AMT)	3,750,000	4,443,975

		82,759,866

Water & Sewer Revenue Bonds – 3.64%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,210,935
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	535,745
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,695,580
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,630,461
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,898,160
Series A 5.00% 5/15/33	2,250,000	2,839,928
Texas Water Development Board (State Water Implementation Fund) Series A
4.00% 10/15/44	4,200,000	5,016,690

		20,827,499

Total Municipal Bonds (cost $514,538,828)		565,895,553

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Short-Term Investments – 1.29%

Variable Rate Demand Notes – 1.29%¤
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project) Series C 1.16% 3/1/48 (LOC – US Bank N.A.)	200,000	$200,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series B 1.20% 12/1/30	900,000	900,000
Series H 1.20% 11/1/35	4,400,000	4,400,000
Series I 1.20% 11/1/35	1,000,000	1,000,000
Series L 1.20% 11/1/35	700,000	700,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Series BB-5 1.18% 6/15/33 (SPA - Bank of America N.A.)	200,000	200,000

Total Short-Term Investments (cost $7,400,000)		7,400,000

Total Value of Securities – 100.12% (cost $521,938,828)		$573,295,553

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $23,872,099, which represents 4.17% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 104.35%

Corporate Revenue Bonds – 25.31%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,125,040
Anuvia, Florida
144A 5.00% 7/1/29 #	134,139	115,360
Arkansas Development Finance Authority Revenue
(Big River Steel Project) Series A 144A
4.50% 9/1/49 (AMT)#	8,000,000	8,972,160
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	64,250,000	72,659,040
(Asset-Backed Turbo)
Series A-2 5.75% 6/1/34	5,475,000	5,481,625
Series A-2 5.875% 6/1/47	32,580,000	32,620,399
Series A-2 6.00% 6/1/42	3,100,000	3,103,937
Series A-2 6.50% 6/1/47	24,770,000	24,804,678
(Senior Capital Appreciation Asset-Backed) Series B-3
6.153% 6/1/57 ^	50,000,000	7,039,000
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	6,857,000
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,240,287
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,461,400
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,037,820
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,007,420
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 1.536% 6/1/60 ^	192,305,000	5,646,075
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT)#●	4,000,000	4,160,000
Series A 144A 6.50% 1/1/49 (AMT)#●	10,000,000	10,333,400
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	4,000,000	4,247,480
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	5,795,678

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	13,000,000	$15,763,540
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,448,110
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,128,380
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,300,615
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT)#	13,035,000	13,482,492
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
144A 0.967% 6/1/57 #^	351,610,000	17,376,566
144A 1.453% 6/1/57 #^	163,290,000	5,963,351
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,101,970
Louisiana Tobacco Settlement Financing Corporation
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,824,226
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,871
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,280,828
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	4,211,850
Series B 6.50% 11/1/39	2,500,000	4,211,850
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT)#	2,500,000	2,981,625
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,402,000
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,472,971
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	5,233,206
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	7,000,000	10,122,070
Pennsylvania Economic Development Financing Authority
(CarbonLite P, LLC Project) 144A 5.75% 6/1/36 (AMT)#	7,625,000	8,329,093

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	$4,867,650
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	511,380
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,200,560
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,256,360
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	13,254,140
5.25% 12/1/27	2,235,000	2,828,616
5.25% 12/1/28	1,050,000	1,357,041
5.50% 12/1/29	765,000	1,023,868
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,813,646
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 ●	720,000	784,793
Series C 5.00% 2/1/27	2,940,000	3,581,890
TSASC, New York
Series A 5.00% 6/1/41	705,000	818,061
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,221,260
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,443,850
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,401,872
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,045,060
Series C 2.419% 6/1/47 ^	66,475,000	12,364,350
Series D 2.567% 6/1/47 ^	151,255,000	25,855,530
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT)#	4,800,000	5,004,960

		405,023,300

Education Revenue Bonds – 16.77%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,526,432
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	775,000	925,761

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	4,735,000	$5,581,097
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	863,587
Series A 144A 5.375% 7/1/50 #	1,000,000	1,147,080
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,501,000
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,661,863
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	716,933
Series A 5.00% 6/15/46	1,325,000	1,352,838
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,076,430
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	679,271
Series A 144A 5.50% 5/1/48 #	1,500,000	1,783,950
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,407,132
144A 5.75% 2/1/49 #	2,700,000	2,934,603
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,528,400
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	19,050,000	32,447,103
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,703,520
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,562,060
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,799,671
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,354,500
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,641,870
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	673,347
Series A 144A 5.00% 8/1/40 #	605,000	690,729
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	908,060

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California School Finance Authority
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	$2,948,000
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,870,155
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,136,300
Series A 6.00% 10/1/49	720,000	820,318
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,553,740
Series A 5.00% 11/1/27	2,300,000	2,982,824
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,060,291
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,715,505
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,598,800
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	916,562
Series A 5.625% 2/1/45	1,500,000	1,582,815
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	8,801,360
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,280,880
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,633,755
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	539,405
(Windsor Charter Academy Project) Series 2016 144A 5.00% 9/1/36 #	1,000,000	1,022,390
Columbia Heights, Minnesota Charter School Lease Revenue
(Prodeo Academy Project)
Series A 5.00% 7/1/49	1,000,000	1,072,330
Series A 5.00% 7/1/54	1,000,000	1,062,350
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,113,550

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	$2,156,020
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	460,000	527,891
Series A 5.50% 1/1/44	2,000,000	2,282,440
Idaho Housing & Finance Association
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	715,000	807,307
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #^	2,888,155	653,821
Series A 6.75% 7/1/48	529,150	585,668
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,116,550
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,805,000	3,194,250
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,061,640
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,080,000
(Rogers Park Montessori)
6.00% 2/1/34	675,000	748,393
6.125% 2/1/45	1,800,000	1,980,918
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,500,000	4,073,580
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,056,860
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,001,860
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,731,600
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,418,550
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,608,585

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macon-Bibb County, Georgia Urban Development Authority Revenue (Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	$1,720,270
Series A 144A 6.00% 6/15/52 #	1,530,000	1,568,801
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,073,260
Series A 144A 6.00% 9/15/45 #	1,000,000	1,071,720
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	909,324
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	950,921
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,756,908
Series A 144A 5.125% 12/15/45 #	2,515,000	2,741,249
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,392,063
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,300,270
Pennsylvania State Higher Educational Facilities Authority Revenue
(Foundation Indiana University) Series A 1.929% 7/1/39 (AGC)●	2,400,000	2,293,128
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,433,737
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,021,320
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,687,616
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,713,296
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,436,760
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,219,440

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue
(Choice Academies Project) 5.375% 9/1/32	1,000,000	$1,052,730
5.625% 9/1/42	600,000	630,192
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project) Series 2018A 5.00% 7/1/37	250,000	306,585
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	470,484
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,150,720
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 5.00% 6/15/47 #	1,630,000	1,696,227
144A 5.00% 6/15/52 #	1,400,000	1,455,314
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	2,035,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	722,806
Series A 5.00% 8/15/46	1,000,000	1,087,120
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,061,903
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,579,002
Series A 5.75% 12/1/48	2,576,272	2,583,486
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #	125,528	125,528
Subordinate Series B 144A 7.75% 12/1/48 #•	2,500,000	875,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	540,000	576,288
Series A 144A 5.00% 6/15/39 #	500,000	537,570
Series A 144A 5.00% 6/15/49 #	1,100,000	1,174,690
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,818,000
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,693,222
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,152,260

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Hmong College Preparatory Academy Project)
Series A 6.00% 9/1/51	3,000,000	$3,490,980
University of Texas System Board of Regents
Series B 5.00% 8/15/49	21,400,000	36,101,586
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,101,310
Series A 144A 5.00% 6/15/50 #	2,200,000	2,385,966
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,308,899
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,848,247
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,152,280
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,046,430
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	595,000	610,220

		268,384,628

Electric Revenue Bonds – 2.50%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	7,740,000	6,182,325
Series A 5.05% 7/1/42 ‡	4,590,000	3,666,263
Series A 6.75% 7/1/36 ‡	1,500,000	1,228,125
Series AAA 5.25% 7/1/25 ‡	925,000	741,156
Series AAA 5.25% 7/1/26 ‡	1,030,000	825,287
Series AAA 5.25% 7/1/27 ‡	5,330,000	4,270,663
Series AAA 5.25% 7/1/28 ‡	1,205,000	965,506
Series CCC 5.25% 7/1/27 ‡	3,025,000	2,423,781
Series WW 5.00% 7/1/28 ‡	990,000	790,763
Series WW 5.25% 7/1/25 ‡	1,530,000	1,225,913
Series XX 4.75% 7/1/26 ‡	920,000	730,250
Series XX 5.25% 7/1/40 ‡	9,795,000	7,848,244
Series XX 5.75% 7/1/36 ‡	3,340,000	2,692,875
Series ZZ 4.75% 7/1/27 ‡	760,000	603,250
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,021,594
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,606,506

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	$3,268,692

		40,091,193

Healthcare Revenue Bonds – 24.20%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,755,633
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,145,950
Series A 8.00% 10/1/46	1,500,000	1,715,280
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A 6.875% 1/15/52 #	1,650,000	1,830,559
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,051,050
Series B 5.25% 1/1/37	440,000	389,114
Series D 7.25% 1/1/52	7,290,000	7,147,043
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st
Tier) Series A 5.00% 1/1/54	2,595,000	3,016,117
(Great Lakes Senior Living Communities LLC Project
2nd Tier)
Series B 5.00% 1/1/49	975,000	1,110,788
Series B 5.125% 1/1/54	1,130,000	1,294,099
(Great Lakes Senior Living Communities LLC Project 3rd
Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	1,094,280
Series C 144A 5.50% 1/1/54 #	4,000,000	4,529,640
(Great Lakes Senior Living Communities LLC Project 4th
Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	2,678,050
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	157,345
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,145,741
5.75% 6/1/35	1,500,000	1,735,995
5.75% 6/1/45	2,500,000	2,847,475
6.00% 6/1/50	2,650,000	3,047,394

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A 6.50% 1/15/52 #	650,000	$712,608
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	8,036,133
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	589,300
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	15,022,540
Series A 144A 5.25% 12/1/56 #	3,000,000	3,465,780
Series A 144A 5.50% 12/1/58 #	4,600,000	5,567,150
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,798,650
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,667,425
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	5,046,200
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage – Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,061,363
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A-1 144A 6.375% 1/15/51 #	1,000,000	1,092,320
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #	3,500,000	3,371,865
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,852,775
(CommonSpirit Health) Series A-2 4.00% 8/1/49	5,000,000	5,733,950
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	565,090
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,126,890
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	848,647
Series A 144A 5.75% 12/1/35 #	1,150,000	1,302,709
Series A 144A 6.125% 12/1/45 #	1,200,000	1,362,564
Series A 144A 6.25% 12/1/50 #	560,000	637,913

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	$1,669,888
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.25% 2/15/47	5,200,000	6,191,484
5.50% 2/15/52	4,655,000	5,598,708
5.50% 2/15/57	7,250,000	8,698,985
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,125,910
Series A 5.25% 9/1/29	500,000	573,500
Series A 5.25% 9/1/44	2,000,000	2,233,620
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,089,413
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,657,435
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	915,208
5.25% 11/15/51	1,350,000	1,484,015
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	6,268,320
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,342,521
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,110,940
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,652,624
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A 5.00% 3/1/33	485,000	607,026
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	492,392
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,600,000	5,971,728
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,539,675

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.60% 1/1/56 #	2,630,000	$2,682,100
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,019,380
5.50% 8/15/45	1,000,000	1,018,570
(Marquette Project) 5.00% 3/1/39	1,250,000	1,315,337
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,650,000	1,760,913
5.25% 8/1/55	2,500,000	2,672,150
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,540,525
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,300,000	1,424,371
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,449,960
5.75% 11/15/45	2,500,000	2,758,350
5.75% 11/15/50	1,600,000	1,761,024
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,343,375
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,931,140
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,661,300
Series A 5.00% 1/1/55	2,635,000	2,783,034
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,056,460
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,810,857
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,400,000	5,842,044
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	6,093,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	$2,899,847
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,045,100
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,658,779
5.375% 1/1/50	6,250,000	6,668,750
Series A 5.375% 1/1/51	1,750,000	1,895,565
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,392,755
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,265,000	1,401,266
Series A 144A 5.625% 7/1/46 #	1,000,000	1,117,970
Series A 144A 5.75% 7/1/54 #	2,000,000	2,239,620
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,448,655
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	729,524
Series A1 5.00% 7/1/51	1,595,000	1,753,415
Series B 4.00% 7/1/31	635,000	662,019
Series B 4.75% 7/1/51	1,915,000	2,011,976
Series C 5.00% 7/1/31	250,000	268,613
Series C 5.25% 7/1/36	350,000	377,062
Series C 5.50% 7/1/46	1,250,000	1,342,987
Series C 5.75% 7/1/51	1,000,000	1,082,400
Series D 6.00% 7/1/26	120,000	123,727
Series D 7.00% 7/1/51	1,350,000	1,429,515
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	2,679,550
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	3,235,531
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,107,400
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,046,807
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,851,902

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority
(Orange Regional Medical Center) 144A 5.00% 12/1/40 #	1,100,000	$1,267,189
144A 5.00% 12/1/45 #	800,000	915,896
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,110,920
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,700,000	3,828,649
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	285,000	324,207
Series A 7.50% 6/1/49	2,920,000	3,313,266
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #	9,495,000	9,868,248
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	2,217,680
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,055,347
Series A 144A 5.125% 6/1/48 #	1,375,000	1,501,706
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,875,524
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,746,525
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,623,990
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,881,643
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	1,500,000	1,584,135
Series A 5.75% 11/15/54	6,000,000	6,356,220

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	4,145,000	$4,252,190
Southeastern Ohio Port Authority
(Memorial Health Systems) 5.00% 12/1/43	805,000	879,076
5.50% 12/1/43	1,250,000	1,398,413
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	665,964
Series A 5.125% 8/15/45	1,800,000	1,983,348
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	597,316
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45 ‡	3,000,000	2,100,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,234,855
6.75% 11/15/52	3,300,000	3,974,817
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	531,965
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,720,000	2,037,048
University of North Carolina Board of Governors 5.00% 2/1/49	21,855,000	35,230,041
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,160,005
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,296,560
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	901,880
Series A 5.00% 7/1/24	1,450,000	1,569,089
Series A 6.125% 7/1/39	750,000	843,128
Series A 6.25% 7/1/44	2,500,000	2,811,125
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,086,400
Series C 7.00% 7/1/43	900,000	900,315
Series C 7.50% 7/1/53	1,000,000	1,000,430

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	$2,232,040
Series A 5.00% 11/1/54	2,500,000	2,777,325
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,209,780

		387,318,301

Housing Revenue Bonds – 0.45%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,370,748
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,609,260
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	838,710
Series A 5.25% 5/15/49	3,000,000	3,348,450

		7,167,168

Lease Revenue Bonds – 4.28%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,333,811
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	526,310
Series A 144A 6.875% 1/1/42 #	1,500,000	1,583,865
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,132,344
Industrial Development Authority of Phoenix, Arizona 5.125% 2/1/34	1,000,000	1,038,890
5.375% 2/1/41	1,300,000	1,352,000
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	5,700,000	6,456,276
Series A 5.00% 6/15/50	4,360,000	5,350,548
Series A 5.00% 6/15/57	3,975,000	4,690,222
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,924,550
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	5,450,000	6,522,941

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	$1,185,200
Series AA 5.00% 6/15/44	4,975,000	5,599,363
Series AA 5.25% 6/15/41	1,000,000	1,162,390
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,768,391
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,538,912
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,962,391
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,282,960
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,070,110

		68,481,474

Local General Obligation Bonds – 2.93%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,659,438
Series 2005D 5.50% 1/1/40	3,000,000	3,480,120
Series 2007E 5.50% 1/1/42	2,150,000	2,486,367
Series 2007F 5.50% 1/1/42	1,250,000	1,445,575
Series A 5.25% 1/1/29	4,415,000	5,008,773
Series A 5.50% 1/1/33	2,000,000	2,343,200
Series A 5.50% 1/1/49	770,000	960,937
Series A 6.00% 1/1/38	6,285,000	7,921,551
Series C 5.00% 1/1/26	2,105,000	2,484,742
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,363,325
Series G 5.00% 12/1/44	2,445,000	2,927,912
Series H 5.00% 12/1/36	3,405,000	4,146,779
Series H 5.00% 12/1/46	4,225,000	5,046,847
Wake County, North Carolina
Series A 5.00% 3/1/28	2,000,000	2,637,480

		46,913,046

Pre-Refunded/Escrowed to Maturity Bonds – 4.12%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40-20§	1,000,000	1,029,870

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	$858,799
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 144A
7.75% 4/1/31-21#§	750,000	803,565
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,016,530
California Statewide Communities Development Authority Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,112,450
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	1,970,419
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,048,210
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,071,670
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,039,740
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,362,775
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,697,095
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24§	7,690,000	9,258,375
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	1,269,050
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46-20§	1,500,000	1,521,165
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	1,455,000	1,548,862
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,032,772
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,819,951
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,019,213
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42-21§	1,000,000	1,077,950
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,758,130
Nampa Development Corporation, Idaho Revenue 144A
5.00% 9/1/31-24#§	2,940,000	3,541,818

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing
Project) 5.875% 6/1/42-20§	1,500,000	$1,518,825
New York State
Series A 5.25% 2/15/24-21§	2,000,000	2,087,180
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47-22§	2,100,000	2,301,012
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,086,360
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	605,000	620,621
Series A 144A 6.375% 9/1/40-20#§	500,000	513,525
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,321,346
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,155,200
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,052,060
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,737,626
7.125% 11/1/43-23§	2,500,000	3,059,200
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,020,480
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,040,720
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,601,130

		65,973,694

Resource Recovery Revenue Bonds – 0.96%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,684,210
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,532,550

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Orange County, Florida Industrial Development Authority Revenue
(Anuvia Florida LLC Project) Series A 144A
4.00% 7/1/48 (AMT)#	2,665,000	$1,706,293
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT)#	7,000,000	7,465,080

		15,388,133

Special Tax Revenue Bonds – 9.71%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project) Series 2018 144A 5.375% 5/1/42 #	3,600,000	4,271,616
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,133,520
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,075,480
144A 5.40% 3/1/45 #	2,000,000	2,152,800
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,550,116
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,600,000	1,635,056
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	3,750,000	4,083,713
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,238,660
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A
5.00% 12/1/40 #	1,410,000	1,570,951
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A
7.00% 9/15/44 #	3,310,000	3,401,621
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,090,000	2,147,851
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	1,082,197
Series B 144A 5.00% 2/1/50 #	1,825,000	2,084,442

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	$1,315,831
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,084,740
Series A 5.50% 8/1/35	1,300,000	1,410,487
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,566,030
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,940
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,009,860
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,335,000	2,643,617
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,194,840
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	6,192,672
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.75% 7/1/53	35,990,000	40,744,999
Series A-1 5.00% 7/1/58	32,090,000	36,803,058
Series A-2 4.784% 7/1/58	11,464,000	12,957,186
Regional Transportation, Colorado District Revenue
(Denver Transit Partners Eagle P3 Project)
6.00% 1/15/41	1,000,000	1,015,130
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,090,000	1,090,959
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,096,452
Series A 144A 5.25% 9/1/45 #	3,540,000	3,692,255
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	870,000	871,253

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	$5,224,332

		155,344,664

State General Obligation Bonds – 7.82%
California State
Various Purposes
(Bid Group A) 5.00% 10/1/28	5,000,000	6,674,650
(Bid Group B) 5.00% 8/1/27	5,000,000	6,312,600
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,433,800
Commonwealth of Puerto Rico
Series A 5.25% 7/1/31 ‡	6,980,000	5,802,125
Series A 5.375% 7/1/33 ‡	900,000	740,250
Series A 6.00% 7/1/38 ‡	4,520,000	3,796,800
Series A 8.00% 7/1/35 ‡	9,140,000	6,695,050
(Public Improvement)
Series A 5.00% 7/1/41 ‡	4,525,000	3,427,687
Series A 5.125% 7/1/37 ‡	3,225,000	2,503,406
Series A 5.25% 7/1/30 ‡	1,955,000	1,625,094
Series A 5.50% 7/1/39 ‡	165,000	130,556
Series C 6.00% 7/1/39 ‡	9,486,000	7,790,377
Series D 5.75% 7/1/41 ‡	11,750,000	9,723,125
Illinois State
5.00% 5/1/36	1,710,000	1,934,951
5.00% 11/1/36	2,245,000	2,685,402
5.00% 2/1/39	2,980,000	3,337,242
Series A 5.00% 10/1/30	2,000,000	2,522,180
Series A 5.00% 12/1/34	2,100,000	2,580,459
Series A 5.00% 4/1/38	2,805,000	3,082,583
Series C 5.00% 11/1/29	5,000,000	6,164,750
Series D 5.00% 11/1/28	6,000,000	7,434,960
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,607,550
Ohio State
Series A 5.00% 8/1/24	3,245,000	3,841,885
Series A 5.00% 3/1/26	5,395,000	6,706,902
(Infrastructure Improvement) Series A 5.00% 9/1/32	7,675,000	10,068,833
Washington State
(Various Purpose) Series C 5.00% 2/1/28	5,000,000	6,548,450

		125,171,667

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 2.77%
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	$5,842,100
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,053,580
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,411,990
Series A 6.00% 7/1/53	1,290,000	1,480,894
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,157,590
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	5,000,000	5,861,050
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,044,801
Port of Beaumont Navigation District of Jefferson County, Texas
(Jefferson Gulf Coast Energy Project)
Series A 144A 3.625% 1/1/35 (AMT)#	2,000,000	2,081,320
Series A 144A 4.00% 1/1/50 (AMT)#	3,875,000	4,035,425
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,134,180
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue) Series A
5.00% 1/1/49	1,110,000	1,325,629
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,131,390
7.50% 6/30/33	500,000	510,720
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,234,298
7.00% 12/31/38 (AMT)	1,335,000	1,582,055
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,528,975

		44,415,997

Water & Sewer Revenue Bonds – 2.53%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	220,772
5.00% 11/1/28	30,000	36,247

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	$4,301,040
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,912,625
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	20,020,440
Series D 7.00% 10/1/51	5,000,000	6,159,250
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,860,051

		40,510,425

Total Municipal Bonds (cost $1,505,678,435)		1,670,183,690

Total Value of Securities – 104.35% (cost $1,505,678,435)		$1,670,183,690

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $347,047,855, which represents 21.68% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 29, 2020 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$689,434,603	$573,295,553	$1,670,183,690
Cash	—	151,334	—
Receivable for securities sold	15,168,964	3,264,960	10,389,298
Interest receivable	6,892,312	5,913,059	16,628,965
Receivable for fund shares sold	936,954	2,328,946	7,490,721

Total assets	712,432,833	584,953,852	1,704,692,674

Liabilities:
Cash due to custodian	14,703,406	—	10,341,718
Payable for securities purchased	40,161,251	10,719,812	89,192,366
Payable for fund shares redeemed	1,075,496	996,046	2,391,109
Distribution payable	336,020	265,299	989,458
Other accrued expenses	212,898	192,459	574,833
Investment management fees payable to affiliates	212,827	154,179	565,421
Distribution fees payable to affiliates	104,189	28,990	116,237
Dividend disbursing and transfer agent fees and expense payable to affiliates	4,415	3,864	10,647
Accounting and administration expenses payable to affiliates	2,013	1,801	4,408
Trustees’ fees and expenses payable to affiliates	2,007	1,749	4,804
Legal fees payable to affiliates	931	812	2,229
Reports and statements to shareholders expenses payable to affiliates	389	339	931

Total liabilities	56,815,842	12,365,350	104,194,161

Total Net Assets	$655,616,991	$572,588,502	$1,600,498,513

Net Assets Consist of:
Paid-in capital	$587,415,490	$522,259,357	$1,437,579,040
Total distributable earnings (loss)	68,201,501	50,329,145	162,919,473

Total Net Assets	$655,616,991	$572,588,502	$1,600,498,513

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$482,515,142	$112,962,052	$230,807,816
Shares of beneficial interest outstanding, unlimited authorization, no par	39,272,032	9,012,920	19,406,957
Net asset value per share	$12.29	$12.53	$11.89
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.87	$12.88	$12.45

Class C:

Net assets	$15,126,201	$19,240,007	$92,231,449
Shares of beneficial interest outstanding, unlimited authorization, no par	1,230,921	1,536,116	7,723,959
Net asset value per share	$12.29	$12.53	$11.94

Institutional Class:
Net assets	$157,975,648	$440,386,443	$1,277,459,248
Shares of beneficial interest outstanding, unlimited authorization, no par	12,761,604	34,801,053	106,427,545
Net asset value per share	$12.38	$12.65	$12.00

[1] Investments, at cost	$624,238,211	$521,938,828	$1,505,678,435

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 29, 2020 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$12,440,567	$9,544,104	$34,768,604

Expenses:
Management fees	1,679,909	1,352,378	3,669,579
Distribution expenses – Class A	574,518	145,688	267,158
Distribution expenses – Class C	72,143	100,789	440,133
Dividend disbursing and transfer agent fees and expenses	248,263	228,863	587,161
Accounting and administration expenses	69,250	62,928	136,656
Registration fees	45,113	45,113	78,270
Legal fees	28,686	26,247	69,358
Audit and tax fees	23,210	23,210	23,210
Reports and statements to shareholders expenses	17,324	15,955	35,009
Trustees’ fees and expenses	14,982	13,088	35,057
Custodian fees	9,552	7,897	158,598
Other	22,902	23,634	51,338

	2,805,852	2,045,790	5,551,527
Less expenses waived	(413,532)	(438,367)	(449,790)
Less waived distribution expenses – Class A	—	(58,275)	—
Less expenses paid indirectly	(3,372)	(2,696)	(639)

Total operating expenses	2,388,948	1,546,452	5,101,098

Net Investment Income	10,051,619	7,997,652	29,667,506

Net Realized and Unrealized Gain:
Net realized gain on investments	3,966,390	845,836	10,037,289
Net change in unrealized appreciation (depreciation) of investments	15,347,963	10,771,075	46,413,120

Net Realized and Unrealized Gain	19,314,353	11,616,911	56,450,409

Net Increase in Net Assets Resulting from Operations	$29,365,972	$19,614,563	$86,117,915

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Increase in Net Assets from Operations:
Net investment income	$10,051,619	$19,754,538
Net realized gain	3,966,390	1,048,183
Net change in unrealized appreciation (depreciation)	15,347,963	23,917,474

Net increase in net assets resulting from operations	29,365,972	44,720,195

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,772,500)	(16,273,524)
Class C	(217,559)	(472,923)
Institutional Class	(2,862,107)	(3,153,841)

	(11,852,166)	(19,900,288)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,369,761	109,025,107
Class C	1,423,562	2,698,828
Institutional Class	37,313,813	93,831,044

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,989,293	14,655,203
Class C	188,659	404,200
Institutional Class	2,624,655	2,682,248

	64,909,743	223,296,630

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,876,385)	$(152,307,083)
Class C	(2,888,980)	(6,533,225)
Institutional Class	(20,356,998)	(44,281,845)

	(49,122,363)	(203,122,153)

Increase in net assets derived from capital share transactions	15,787,380	20,174,477

Net Increase in Net Assets	33,301,186	44,994,384

Net Assets:
Beginning of period	622,315,805	577,321,421

End of period	$655,616,991	$622,315,805

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Increase in Net Assets from Operations:
Net investment income	$7,997,652	$16,667,720
Net realized gain	845,836	1,077,571
Net change in unrealized appreciation (depreciation)	10,771,075	21,366,521

Net increase in net assets resulting from operations	19,614,563	39,111,812

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,670,950)	(3,886,242)
Class C	(202,709)	(565,999)
Institutional Class	(6,120,602)	(12,215,479)

	(7,994,261)	(16,667,720)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,660,681	27,623,937
Class C	964,165	3,447,342
Institutional Class	55,885,615	160,249,995

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,576,154	3,607,123
Class C	179,767	508,002
Institutional Class	4,917,859	9,563,643

	74,184,241	205,000,042

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$ (25,175,971)	$ (49,240,907)
Class C	(5,135,300)	(10,079,399)
Institutional Class	(29,299,553)	(163,828,572)

	(59,610,824)	(223,148,878)

Increase (Decrease) in net assets derived from capital share transactions	14,573,417	(18,148,836)

Net Increase in Net Assets	26,193,719	4,295,256

Net Assets:
Beginning of period	546,394,783	542,099,527

End of period	$572,588,502	$ 546,394,783

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Increase in Net Assets from Operations:
Net investment income	$29,667,506	$57,113,679
Net realized gain	10,037,289	3,014,071
Net change in unrealized appreciation (depreciation)	46,413,120	55,266,412

Net increase in net assets resulting from operations	86,117,915	115,394,162

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,170,551)	(8,113,223)
Class C	(1,387,167)	(3,047,818)
Institutional Class	(24,134,630)	(45,407,727)

	(29,692,348)	(56,568,768)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,803,849	54,097,913
Class C	6,846,639	14,629,646
Institutional Class	161,389,343	377,244,099

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,808,119	7,392,441
Class C	1,264,206	2,752,227
Institutional Class	19,875,893	37,356,231

	222,988,049	493,472,557

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,622,523)	$(61,870,843)
Class C	(10,256,555)	(22,089,760)
Institutional Class	(90,742,186)	(336,446,245)

	(120,621,264)	(420,406,848)

Increase in net assets derived from capital share transactions	102,366,785	73,065,709

Net Increase in Net Assets	158,792,352	131,891,103

Net Assets:
Beginning of period	1,441,706,161	1,309,815,058

End of period	$1,600,498,513	$1,441,706,161

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2019, net realized gain distributions of $120,279 were made by the Fund’s Class A shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.96	$11.44	$11.70	$12.22	$11.83	$11.90

0.19	0.41	0.42	0.43	0.42	0.43
0.36	0.52	(0.26)	(0.40)	0.39	(0.07)

0.55	0.93	0.16	0.03	0.81	0.36

(0.19)	(0.41)	(0.42)	(0.43)	(0.42)	(0.43)
(0.03)	— [3]	—	(0.12)	—	—

(0.22)	(0.41)	(0.42)	(0.55)	(0.42)	(0.43)

$12.29	$11.96	$11.44	$11.70	$12.22	$11.83

4.70%	8.35%	1.44%	0.41%	7.00%	3.09%

$482,515	$472,153	$481,117	$415,314	$493,408	$504,204
0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
0.94%	0.95%	0.96%	0.96%	0.95%	0.96%
3.19%	3.55%	3.66%	3.71%	3.52%	3.63%
3.06%	3.41%	3.51%	3.56%	3.38%	3.48%
32%	43%	42%	33%	33%	16%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2019, net realized gain distributions of $4,649 were made by the Fund’s Class C shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.96	$11.44	$11.70	$12.22	$11.83	$11.91

0.14	0.32	0.34	0.34	0.33	0.34
0.36	0.52	(0.26)	(0.40)	0.39	(0.08)

0.50	0.84	0.08	(0.06)	0.72	0.26

(0.14)	(0.32)	(0.34)	(0.34)	(0.33)	(0.34)
(0.03)	— [3]	—	(0.12)	—	—

(0.17)	(0.32)	(0.34)	(0.46)	(0.33)	(0.34)

$12.29	$11.96	$11.44	$11.70	$12.22	$11.83

4.32%	7.55%	0.68%	(0.35% )	6.19%	2.23%

$15,126	$16,051	$18,808	$27,397	$31,545	$30,851
1.56%	1.56%	1.56%	1.56%	1.56%	1.57%
1.69%	1.70%	1.71%	1.71%	1.70%	1.72%
2.44%	2.80%	2.91%	2.96%	2.77%	2.88%
2.31%	2.66%	2.76%	2.81%	2.63%	2.73%
32%	43%	42%	33%	33%	16%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2019, net realized gain distributions of $20,822 were made by the Fund’s Institutional Class shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]			Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.05	$11.52	$11.79	$12.31	$11.91	$11.99

0.20	0.44	0.45	0.46	0.46	0.47
0.36	0.53	(0.27)	(0.40)	0.40	(0.08)

0.56	0.97	0.18	0.06	0.86	0.39

(0.20)	(0.44)	(0.45)	(0.46)	(0.46)	(0.47)
(0.03)	— [3]	—	(0.12)	—	—

(0.23)	(0.44)	(0.45)	(0.58)	(0.46)	(0.47)

$12.38	$12.05	$11.52	$11.79	$12.31	$11.91

4.81%	8.68%	1.61%	0.68%	7.32%	3.26%

$157,976	$134,112	$77,396	$62,872	$45,696	$33,323
0.56%	0.56%	0.56%	0.56%	0.56%	0.57%
0.69%	0.70%	0.71%	0.71%	0.70%	0.72%
3.44%	3.80%	3.91%	3.96%	3.77%	3.88%
3.31%	3.66%	3.76%	3.81%	3.63%	3.73%
32%	43%	42%	33%	33%	16%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $58,508 were made by the Fund’s Class A shares, which calculated to $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]			Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.28	$11.76	$12.06	$12.38	$12.04	$12.21

0.17	0.37	0.37	0.35	0.35	0.35
0.25	0.52	(0.30)	(0.32)	0.34	(0.17)

0.42	0.89	0.07	0.03	0.69	0.18

(0.17)	(0.37)	(0.37)	(0.35)	(0.35)	(0.35)
—	—	—	— [3]	—	—

(0.17)	(0.37)	(0.37)	(0.35)	(0.35)	(0.35)

$12.53	$12.28	$11.76	$12.06	$12.38	$12.04

3.50%	7.71%	0.57%	0.35%	5.79%	1.46%

$112,962	$123,691	$136,653	$164,154	$188,034	$184,514
0.65%	0.65%	0.71%	0.75%	0.75%	0.76%
0.91%	0.91%	0.92%	0.93%	0.92%	0.93%
2.86%	3.11%	3.10%	2.92%	2.84%	2.85%
2.60%	2.85%	2.89%	2.74%	2.67%	2.68%
12%	25%	32%	26%	35%	19%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $15,746 were made by the Fund’s Class C shares, which calculated to $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$12.27	$11.75	$12.05	$12.37	$12.03	$12.20

0.12	0.27	0.27	0.25	0.24	0.24
0.26	0.52	(0.30)	(0.32)	0.35	(0.17)

0.38	0.79	(0.03)	(0.07)	0.59	0.07

(0.12)	(0.27)	(0.27)	(0.25)	(0.25)	(0.24)
—	—	—	— [3]	—	—

(0.12)	(0.27)	(0.27)	(0.25)	(0.25)	(0.24)

$12.53	$12.27	$11.75	$12.05	$12.37	$12.03

3.15%	6.81%	(0.28% )	(0.50% )	4.90%	0.60%

$19,240	$22,874	$28,002	$40,402	$49,515	$48,328
1.50%	1.50%	1.56%	1.60%	1.60%	1.61%
1.66%	1.66%	1.67%	1.68%	1.67%	1.68%
2.01%	2.26%	2.25%	2.07%	1.99%	2.00%
1.85%	2.10%	2.14%	1.99%	1.92%	1.93%
12%	25%	32%	26%	35%	19%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $152,523 were made by the Fund’s Institutional Class shares, which calculated to $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$12.40	$11.87	$12.17	$12.50	$12.16	$12.33

0.18	0.39	0.39	0.37	0.37	0.37
0.25	0.53	(0.30)	(0.33)	0.34	(0.17)

0.43	0.92	0.09	0.04	0.71	0.20

(0.18)	(0.39)	(0.39)	(0.37)	(0.37)	(0.37)
—	—	—	— [3]	—	—

(0.18)	(0.39)	(0.39)	(0.37)	(0.37)	(0.37)

$12.65	$12.40	$11.87	$12.17	$12.50	$12.16

3.55%	7.92%	0.75%	0.44%	5.92%	1.62%

$440,387	$399,830	$377,445	$369,443	$479,172	$474,262
0.50%	0.50%	0.56%	0.60%	0.60%	0.61%
0.66%	0.66%	0.67%	0.68%	0.67%	0.68%
3.01%	3.26%	3.25%	3.07%	2.99%	3.00%
2.85%	3.10%	3.14%	2.99%	2.92%	2.93%
12%	25%	32%	26%	35%	19%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.48	$11.00	$11.05	$11.42	$10.75	$10.65

0.22	0.46	0.46	0.44	0.41	0.41
0.41	0.48	(0.05)	(0.37)	0.67	0.10

0.63	0.94	0.41	0.07	1.08	0.51

(0.22)	(0.46)	(0.46)	(0.44)	(0.41)	(0.41)

(0.22)	(0.46)	(0.46)	(0.44)	(0.41)	(0.41)

$11.89	$11.48	$11.00	$11.05	$11.42	$10.75

5.60%	8.81%	3.80%	0.72%	10.25%	4.83%

$230,808	$208,549	$200,493	$190,211	$250,810	$227,090
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.91%	0.90%	0.91%	0.94%	0.94%	0.97%
3.90%	4.22%	4.19%	4.02%	3.73%	3.80%
3.84%	4.17%	4.13%	3.93%	3.64%	3.68%
19%	33%	19%	27%	13%	10%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.52	$11.04	$11.09	$11.47	$10.80	$10.70

0.18	0.38	0.38	0.36	0.33	0.33
0.42	0.48	(0.05)	(0.38)	0.67	0.10

0.60	0.86	0.33	(0.02)	1.00	0.43

(0.18)	(0.38)	(0.38)	(0.36)	(0.33)	(0.33)

(0.18)	(0.38)	(0.38)	(0.36)	(0.33)	(0.33)

$11.94	$11.52	$11.04	$11.09	$11.47	$10.80

5.28%	7.98%	3.03%	(0.11% )	9.41%	4.04%

$92,232	$91,184	$92,155	$97,974	$113,905	$91,196
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.66%	1.65%	1.66%	1.69%	1.69%	1.72%
3.15%	3.47%	3.44%	3.27%	2.98%	3.05%
3.09%	3.42%	3.38%	3.18%	2.89%	2.93%
19%	33%	19%	27%	13%	10%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.58	$11.10	$11.15	$11.53	$10.85	$10.75

0.24	0.49	0.49	0.47	0.45	0.44
0.42	0.48	(0.05)	(0.38)	0.67	0.10

0.66	0.97	0.44	0.09	1.12	0.54

(0.24)	(0.49)	(0.49)	(0.47)	(0.44)	(0.44)

(0.24)	(0.49)	(0.49)	(0.47)	(0.44)	(0.44)

$12.00	$11.58	$11.10	$11.15	$11.53	$10.85

5.78%	9.03%	4.07%	0.92%	10.57%	5.08%

$1,277,459	$1,141,973	$1,017,167	$932,716	$905,436	$649,455
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.66%	0.65%	0.66%	0.69%	0.69%	0.72%
4.15%	4.47%	4.44%	4.27%	3.98%	4.05%
4.09%	4.42%	4.38%	4.18%	3.89%	3.93%
19%	33%	19%	27%	13%	10%

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds	February 29, 2020 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more for Delaware Tax-Free USA Fund and $250,000 or more for Delaware National High-Yield Municipal Bond Fund will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year and 0.75% for on Class A share purchases of $1,000,000 for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 29, 2020 and for all open tax years (years ended Aug. 31, 2017–Aug. 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended Feb. 29, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$3,176	$2,629	$433

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$196	$67	$206

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to limit total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.* These expense waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.56%	0.50%	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$12,577	$11,234	$26,904

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$27,554	$24,056	$64,842

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$7,760	$6,774	$18,194

For the six months ended Feb. 29, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$18,262	$2,184	$20,716

For the six months ended Feb. 29, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$ —	$ —	$ 194
Class C	60	154	1,276

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2020, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2020, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in realized losses as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$15,222,720	$10,564,314	$2,300,831
Sales	19,213,594	8,982,806	4,451,292

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Net realized gain (loss)	(43,653)	62,186	—

There was no realized gain (loss) as a result of Rule 17a-7 securities sales for Delaware National High-Yield Municipal Bond Fund.

*The aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020.

3. Investments

For the six months ended Feb. 29, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$250,991,462	$83,399,973	$462,528,855
Sales	202,720,454	65,498,139	290,828,565

At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$624,227,594	$521,924,977	$1,503,895,561

Aggregate unrealized appreciation of investments	$65,788,546	$51,491,605	$171,099,772
Aggregate unrealized depreciation of investments	(581,537)	(121,029)	(4,811,643)

Net unrealized appreciation of investments	$65,207,009	$51,370,576	$166,288,129

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

At Aug. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Intermediate Fund	$1,838,007	$—	$1,838,007
Delaware National High-Yield Municipal Bond Fund	11,623,420	1,405,838	13,029,258

At Aug. 31, 2019, there were no capital loss carryforwards for Delaware Tax-Free USA Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2020:

Delaware Tax-Free USA Fund

Level 2
Securities

Assets:
Municipal Bonds	$689,434,603

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities

Assets:

Municipal Bonds	$565,895,553
Short-Term Investments	7,400,000

Total Value of Securities	$573,295,553

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,670,183,690

During the six months ended Feb. 29, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Feb. 29, 2020, there were no Level 3 investments.

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19
Shares sold:
Class A	1,299,077	9,633,567	874,646	2,346,565	2,611,443	4,939,498
Class C	118,349	235,464	79,162	294,667	597,479	1,334,649
Institutional Class	3,114,119	8,058,705	4,532,714	13,507,386	13,972,734	34,265,773

Shares issued upon reinvestment of dividends and distributions:
Class A	675,791	1,282,034	129,196	305,278	333,393	675,346
Class C	15,965	35,429	14,745	43,148	110,282	250,585
Institutional Class	220,314	232,343	399,155	801,340	1,724,259	3,379,605

	5,443,615	19,477,542	6,029,618	17,298,384	19,349,590	44,845,456

Shares redeemed:
Class A	(2,179,628)	(13,496,639)	(2,063,137)	(4,200,242)	(1,709,750)	(5,676,550)
Class C	(245,212)	(572,900)	(421,679)	(856,325)	(897,145)	(2,018,698)
Institutional Class	(1,702,475)	(3,877,118)	(2,378,114)	(13,850,854)	(7,862,591)	(30,706,607)

	(4,127,315)	(17,946,657)	(4,862,930)	(18,907,421)	(10,469,486)	(38,401,855)

Net increase (decrease)	1,316,300	1,530,885	1,166,688	(1,609,037)	8,880,104	6,443,601

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 29, 2020 and the year ended Aug. 31, 2019, the Funds had the following exchange transactions:

			Six months ended
			2/29/20

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	110,006	3,162	3,166	109,190	$1,349,816
Delaware Tax-Free USA Intermediate Fund	66,859	1,281	1,281	66,288	832,935
Delaware National High-Yield Municipal Bond Fund	29,475	669	—	29,898	342,944

	Year ended 8/31/19
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	122,933	9,379	—	9,402	122,076	$1,496,654
Delaware Tax-Free USA Intermediate Fund	1,189,029	4,719	6,641	11,435	1,178,174	13,998,550
Delaware National High-Yield Municipal Bond Fund	9,893	—	—	—	9,811	108,773

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit (Agreement). The revolving line of credit is to be used as described below and operates in substantially the same manner as the original agreement. The line of credit available under the Agreement expires on Nov. 2, 2020.

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on Nov. 4, 2019.

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

5. Line of Credit (continued)

The Funds had no amounts outstanding as of Feb. 29, 2020, or at any time during the period then ended.

6. Securities Lending

Delaware Tax-Free USA intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Feb. 29, 2020, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended Feb. 29, 2020, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

7. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2020, the percentages of each Fund’s net assets insured by bond issuers are listed on the next page and these securities have been identified on the “Schedules of investments.”

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

7. Geographic, Credit, and Market Risks (continued)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assured Guaranty Corporation	0.16%	—	0.21%
Assured Guaranty Municipal Corporation	0.23%	1.63%	0.18%
AMBAC Assurance Corporation	0.46%	—	0.06%
National Public Finance Guarantee Corporation	0.11%	—	—
Total	0.96%	1.63%	0.45%

As of Feb. 29, 2020, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and Texas, which constituted approximately 11.78% and 13.71%, respectively, of the Fund’s net assets. As of Feb. 29, 2020, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York, which constituted approximately 14.98% and 15.41%, respectively, of the Fund’s net assets. As of Feb. 29, 2020, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California, Ohio, and Puerto Rico, which constituted approximately 13.22%, 12.28%, and 10.96%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

9. Recent Accounting Pronouncements (continued)

value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to Feb. 29, 2020, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE FUND

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2020